Cashflows From Disposaled subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Cashflows From Disposaled subsidiaries [Line Items]
Net cash flow of Disposaled subsidiaries	₩ (15)	₩ 0	₩ 0
Consideration received in cash
Disclosure of Cashflows From Disposaled subsidiaries [Line Items]
Net cash flow of Disposaled subsidiaries	160	0	898
Less: cash held by disposed subsidiaries
Disclosure of Cashflows From Disposaled subsidiaries [Line Items]
Net cash flow of Disposaled subsidiaries	₩ (175)	₩ 0	₩ (898)